Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
PowerShares Variable Rate Investment Grade Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Variable Rate Investment Grade Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Variable Rate Investment Grade Portfolio (the “Fund”) seeks to generate current income while maintaining low portfolio duration as a primary objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period since the Fund's commencement of investment operations (September 20, 2016) through the end of the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment-grade, variable rate or floating rate debt securities that are denominated in U.S. dollars and are issued by U.S. private sector entities or U.S. government agencies and instrumentalities. Invesco Advisers, Inc., the sub-adviser to the Fund (the "Sub-Adviser"), selects the following types of securities for the Fund: (i) floating rate non-agency commercial mortgage-backed securities ("MBS"); variable rate non-agency residential MBS; variable rate agency MBS and floating rate non-agency asset-backed securities ("ABS") (including floating rate non-agency commercial real estate collateralized loan obligations ("CLOs")); (ii) floating rate corporate debt securities; (iii) floating rate government sponsored enterprise ("GSE") credit risk transfers; (iv) floating rate U.S. Government securities (including floating rate agency debt securities); (v) variable rate preferred stock; and (vi) affiliated ETFs that invest primarily in any or all of the foregoing securities (collectively, "Variable Rate Instruments"), to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").

At least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in Variable Rate Instruments that are, at the time of purchase, investment grade (or in affiliated ETFs that invest primarily in any or all of the foregoing securities). Under normal market conditions, Variable Rate Instruments or variable rate preferred stock will be investment grade if, at the time of purchase, they have a rating in one of the highest four rating categories of at least one nationally recognized statistical ratings organization ("NRSRO") (e.g., BBB- or higher by Standard & Poor's Ratings Services ("S&P"), and/or Fitch Ratings ("Fitch"), or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's")). Unrated securities may be considered investment grade if at the time of purchase, and under normal market conditions, the Sub-Adviser determines that such securities are of comparable quality based on a fundamental credit analysis of the unrated security and comparable NRSRO-rated securities.

In selecting Variable Rate Instruments for the Fund, the Sub-Adviser will strategically allocate the Fund's assets by analyzing return and risk outlook data for each type of Variable Rate Instrument. Specifically, the Fund will seek capital appreciation while mitigating excess risk from any one type of security by using a strategic allocation of assets to distribute risk across multiple asset classes. In addition, the Fund will allocate its investments within each asset class in an attempt to improve expected returns based on inflation and growth outlook, as well as relative value across those classes and individual securities.

Under normal market conditions, the Fund will have investment exposure to a wide variety of Variable Rate Instruments using this tactical, strategic allocation. During periods of market volatility, however, the Fund may allocate a significant portion of its net assets to floating rate U.S. Treasury debt securities and agency MBS. However, the Fund will not invest more than 20% of its net assets in the aggregate in ABS or non-agency MBS.

The Sub-Adviser expects that the Fund's portfolio will have an average duration of one year or less. Duration refers to the average life of a debt instrument and serves as a measure of that instrument's interest rate risk. In general, when interest rates increase, the prices of fixed income securities decrease. Generally speaking, the longer an asset's duration, the more sensitive the asset will be to changes in interest rates. For example, a bond with a duration of 10 years usually will decrease in value by 10% if interest rates rise by 1%; conversely, the bond usually will increase in value by 10% if interest rates fall by 1%. Therefore, prices of instruments with shorter durations and variable interest rates, such as the debt instruments in which the Fund invests, are expected to be less sensitive to interest rate changes than instruments with longer durations, fixed coupons or both.

In addition, the Fund may invest up to 20% of its net assets in Variable Rate Instruments that are rated below investment grade, and in fixed-rate instruments that are rated either investment grade or below investment grade. Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. The types of other fixed-rate instruments in which the Fund may invest include: (i) fixed-rate MBS and ABS (which includes fixed-rate commercial real estate CLOs); (ii) fixed-rate U.S. government and agency securities; (iii) fixed-rate corporate debt securities; (iv) fixed-rate exchange-traded preferred stock; and (v) affiliated ETFs that invest primarily in any or all of the foregoing fixed-rate securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Agency Debt Risk. The Fund invests in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund can lose money.

Cash Transaction Risk. Unlike most ETFs, the Fund may effect creations and redemptions partially for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, investments in the Shares may be less tax efficient than an investment in conventional ETFs, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and likely eventual increase in equivalent foreign rates) may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, sector or asset class.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Risk of Investing in ETFs. An ETF is a registered investment company that is listed and traded on a U.S. stock exchange. Because the Fund may invest in ETFs that invest primarily in preferred stock, the Fund’s investment performance may depend on the investment performance of the underlying ETFs in which it invests. An investment in an ETF is subject to the risks associated with the ETF. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests (including operating expenses and management fees), while continuing to pay its own unitary management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to investments in ETFs.

Extension Risk. Extension risk is the opposite of reinvestment risk, and typically occurs when interest rates rise, thereby causing repayments of fixed income securities to occur more slowly than expected by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Fixed Rate Instrument Risk. Fixed-rate securities face a significant amount of interest rate risk, since their fixed coupon makes them more sensitive to changes in interest rates than variable-rate securities. The coupon rate attached to a fixed-rate security often is payable at specified dates before the bond reaches maturity; due to a fixed-rate security’s typically lengthy maturity date, such payments typically are small. In addition, fixed-rate investments are more susceptible to inflation risk, which is the risk that the set rates paid on the bond will be less valuable over time, as the consumer price index rises.

High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.

Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of Variable Rate Instruments that have an average duration of one year or less.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in securities that are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when the Fund’s operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Securities held by the Fund are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Additionally, the trading prices of the instruments in which the Fund invests may fluctuate in response to a variety of factors, including events that impact the entire market or specific market segments, such as political, market and economic developments. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or even long periods.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment strategies. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Preferred Stock Risk. There are special risks associated with investing in preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to include the distribution in its gross income, even though it may not have received any income. Preferred stocks also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Fund’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment. Such securities may also lose their value.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.

Short-Term Bond Risk. The Fund generally will invest in short-term instruments (i.e., duration of one year or less). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of the Fund’s investments will affect the volatility of the Fund’s share price.

U.S. Government Obligations Risk. The Fund may invest in securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities that may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on September 20, 2016 and therefore does not have a full calendar year of performance history. Once the Fund has a full calendar year of performance information, the Fund will present total return information, which is also accessible on the Fund’s website at www.powershares.com, and provides some indication of the risk of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on September 20, 2016 and therefore does not have a full calendar year of performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powershares.com
PowerShares Variable Rate Investment Grade Portfolio | PowerShares Variable Rate Investment Grade Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	$ 97

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.